Supplemental Cash Flow Information - Changes in Non-cash Working Capital Items Related to Operating Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Capital [Line Items]
Accounts receivable	$ (8,750)	$ (13,788)	$ 13,189
Prepaid expenses and other assets	6,075	(6,139)	5,680
Accounts payable and accrued liabilities	35	(8,716)	23,526
Advances (to) from affiliate	(14,807)	17,347	(7,931)
Change in non-cash working capital items related to operating activities	$ (17,447)	$ (11,296)	$ 34,464